Pension And Postretirement Benefits (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended	2 Months Ended	5 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
		Jun. 30, 2018	Feb. 28, 2018	May 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Measurement Date								Dec. 31, 2018
Preferred equity interest in Mobility					$ 8,803	$ 8,803		$ 8,803
Combined net pension and postretirement cost								$ (4,251)		$ 155		$ 303
Composite rate of compensation increase for determining benefit obligation					3.00%	3.00%		3.00%
Pension Contribution Date								Oct. 31, 2018
Pension Contributions								$ 80
Benefit cost of the contributory savings plans								724		703		631
Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates							$ 265
Percentage decrease in the actual long-term rate of return used to report the impact of change on future combined net pension and postretirement cost							0.50%
Composite rate of compensation increase for determining benefit obligation							3.00%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for pension plans					$ 53,963	$ 53,963		53,963		57,488
Combined net pension and postretirement cost								$ (909)		$ 651		$ 1,352
Discount rate for determining projected benefit obligation					4.50%	4.50%		4.50%		3.80%		4.40%
Weighted-average interest crediting rate for cash balance	[1]				3.70%	3.70%		3.70%		3.50%		3.50%
Increase (decrease) in plan benefit obligations due to change in assumed rates								$ (4,394)		$ 4,609
Increase (decrease) in discount rate over prior year								0.70%		(0.60%)
Long-term rate of return on plan assets								7.00%		7.75%		7.75%
Composite rate of compensation increase for determining benefit obligation					3.00%	3.00%		3.00%		3.00%		3.00%
Pension Benefit [Member] | Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average interest crediting rate for cash balance							0.50%
Increase (decrease) in plan benefit obligations due to change in assumed rates							$ 130
Pension Benefit [Member] | Mortality Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates								$ (488)		$ (355)
Pension Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost				4.00%	4.40%			4.20%	[2],[3]	4.60%	[2],[3]	4.90%	[2],[3]
Pension Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost				3.40%	4.00%			3.80%	[2],[3]	3.60%	[2],[3]	3.70%	[2],[3]
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost								$ (3,342)		$ (496)		$ (1,049)
Discount rate for determining projected benefit obligation					4.40%	4.40%		4.40%		3.70%		4.30%
Weighted-average interest crediting rate for cash balance	[1]				0.00%	0.00%		0.00%		0.00%		0.00%
Increase (decrease) in plan benefit obligations due to change in assumed rates								$ (1,509)		$ 1,605
Increase (decrease) in discount rate over prior year								0.70%		(0.60%)
Long-term rate of return on plan assets								5.75%		5.75%		5.75%
Composite rate of compensation increase for determining benefit obligation					3.00%	3.00%		3.00%		3.00%		3.00%
Postretirement Benefit [Member] | Mortality Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates								$ (61)		$ (95)
Postretirement Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost			4.00%			4.30%		4.30%	[2],[3]	4.60%	[2],[3]	5.00%	[2],[3]
Postretirement Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost			3.30%			3.70%		3.60%	[2],[3]	3.40%	[2],[3]	3.60%	[2],[3]
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost								$ 53		$ 215
Composite rate of compensation increase for determining benefit obligation					4.40%	4.40%		4.40%		3.70%
Accumulated benefit obligation					$ 2,397	$ 2,397		$ 2,397		$ 2,344
Deferred compensation expense								$ 128		$ 138		$ 148
Administrative Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year								2.50%
Administrative Expense [Member] | Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year							2.50%
Dental Claims [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year								3.00%
Dental Claims [Member] | Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year							3.00%
Prescription Drug Cost - Eligible Participants [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost					4.50%	4.50%		4.50%
Prescription Drug Cost - Eligible Participants [Member] | Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost							4.50%
Medical Cost - Eligible Participants [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost					4.50%	4.50%		4.50%
Medical Cost - Eligible Participants [Member] | Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost							4.50%
Time Warner Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Business Acquisition, Effective Date of Acquisition		Jun. 14, 2018						Jun. 14, 2018

[1]
Weighted-average interest crediting rates for cash balance pension programs relate only to the cash balance portion of total pension benefits. A 0.50% increase in the weighted-average interest crediting rate would increase the pension benefit obligation by $130.

[2]
Weighted-average discount rate for pension benefits in effect from January 1, 2018 through May 31, 2018 was 4.00% for service cost and 3.40% for interest costs, and, from June 1, 2018 through December 31, 2018 was 4.40% for service cost and 4.00% for interest cost.

[3]
Weighted-average discount rate for postretirement benefits in effect from January 1, 2018 through February 28, 2018 was 4.00% for service costs and 3.30% for interest costs, and, from March 1, 2018 through December 31, 2018 was 4.30% for service cost and 3.70% for interest cost.